Walthausen Funds
2691 Route 9, Suite 102
Malta, NY 12020

December 31, 2018

Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Walthausen Funds (the "Registrant")
File Nos. 333-147324 and 811-22143

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 26, which was filed with the Commission on December 27, 2018, and (ii) that Post-Effective Amendment No. 26 has been filed electronically with the Commission.

Very truly yours,

/s/ Mark L. Hodge Mark L. Hodge Secretary, Walthausen Funds